Note 28 - Financial Instruments and Risks - Interest Rate Hedging (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Interest rate risk, Brazilian Reais [member]
Statement Line Items [Line Items]
Pre-hedge, post-fixed interest rate	3.90%	9.30%
Pre-hedge, post-fixed interest rate, amount	R$ 852.4	R$ 171.8
Pre-hedge, pre-set interest rate	5.40%	10.40%
Pre-hedge, pre-set interest rate, amount	R$ 3,002.4	R$ 2,006.7
Interest rate risk, US Dollars [member]
Statement Line Items [Line Items]
Pre-hedge, post-fixed interest rate		4.10%
Pre-hedge, post-fixed interest rate, amount		R$ 95.3
Pre-hedge, pre-set interest rate	4.20%	4.70%
Pre-hedge, pre-set interest rate, amount	R$ 4.9	R$ 19.1
Interest rate risk [member]
Statement Line Items [Line Items]
Pre-hedge, post-fixed interest rate, amount	852.4	267.6
Pre-hedge, pre-set interest rate, amount	R$ 3,939.9	R$ 2,617.5
Interest rate risk, Canadian Dollars [member]
Statement Line Items [Line Items]
Pre-hedge, post-fixed interest rate		2.70%
Pre-hedge, post-fixed interest rate, amount		R$ 0.5
Pre-hedge, pre-set interest rate	3.50%	3.50%
Pre-hedge, pre-set interest rate, amount	R$ 342.6	R$ 243.7
Interest rate risk, Argentinean Pesos [member]
Statement Line Items [Line Items]
Pre-hedge, pre-set interest rate	23.30%
Pre-hedge, pre-set interest rate, amount	R$ 4.5
Interest rate risk, Dominican Peso [member]
Statement Line Items [Line Items]
Pre-hedge, pre-set interest rate	9.80%	10.00%
Pre-hedge, pre-set interest rate, amount	R$ 342.7	R$ 209.7
Interest rate risk, Guatemalan Quetzal [member]
Statement Line Items [Line Items]
Pre-hedge, pre-set interest rate	8.40%	6.30%
Pre-hedge, pre-set interest rate, amount	R$ 15.3	R$ 12.0
Interest rate risk, other latin american currencies [member]
Statement Line Items [Line Items]
Pre-hedge, pre-set interest rate	8.10%	9.20%
Pre-hedge, pre-set interest rate, amount	R$ 48.6	R$ 126.3
Interest rate risk, Bolivian Peso [member]
Statement Line Items [Line Items]
Pre-hedge, pre-set interest rate	5.20%
Pre-hedge, pre-set interest rate, amount	R$ 178.9